Commitments	12 Months Ended
Dec. 31, 2020
Commitments
Commitments

13.Commitments

Considering the current gas supply contracts, Comgás has a total financial commitment in an estimated present value of R$8,621,515, until the end of December 2023, which amount includes the minimum established in contract in both commodity and transportation.

The sub-concession contracts to which the Rumo, through its subsidiaries, is a party, often include commitments to execute investments with certain characteristics during the term of the contract. We can highlight: The renewal addendum to the concession of Rumo Malha Paulista, which foresees the execution long with the concession of a set of investment projects to increase capacity and reduce urban conflicts, estimated by the agency at R$6,100,000 (value updated until December 2017). Of this amount, around R$3,000,000 comprise the obligations, whose physical execution was 6%. The Rumo Malha Central sub-concession contract provides for investments with a fixed term (one to three years from the signing of the contract), estimated by ANTT at R$620,050. As of December 31, 2020, the physical execution of the obligation book projects was 56%.

The port elevation concession and lease agreement provide for investments aimed at improving and modernizing the facilities and equipment allocated therein, estimated in the amount of R$340,000. On December 31, 2020, the subsidiary had made investments at a cost of R$270,629.